U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Centennial America Fund, L.P.
          3410 South Galena Street
          Denver, Colorado 80231

2. Name of each series or class of funds for which this notice is filed:

          Centennial America Fund, L.P.

3.   Investment Company Act File Number: 811-5051

     Securities Act File Number: 33-12463

4.   Last day of fiscal year for which this notice is filed:
     12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          825,275         $825,275

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          32,857,284      $32,857,284

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          32,032,009      $32,032,009

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          326,936         $326,936

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):               $32,032,009
                                                    ------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):     +$326,936
                                                    ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                         -$28,291,370
                                                    ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):              +  -0-
                                                    ------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line
           (iv)) (if applicable):                   $4,067,575
                                                    ------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                        x 1/2900
                                                    ------------
     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                           $1,403
                                                    ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rule of Informal and Other Procedures (17 CFR
     202.3a).                                                           /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

             February 22, 1996; Fed Wire #2062


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                      Centennial America Fund, L.P.



                      By: /s/ Andrew J. Donohue
                          ------------------------------------
                          Andrew J. Donohue, Vice President

Date: 2/27/96


cc:  Allan Adams, Esq.
     Robert Bishop
     Gloria LaFond


sec\870.24f

                          MYER, SWANSON, ADAMS & WOLF, P.C.
                             Attorneys At Law
Rendle Myer          The Colorado State Bank Building            Of Counsel
Allan B. Adams          1600 Broadway - Suite 1850           Robert Swanson
Robert K. Swanson       Denver, Colorado 80202-4918              ------
Thomas J. Wolf*          Telephone (303) 866-9800              Fred E. Neef
*Board Certified         Facsimile (303) 866-9818               (1910-1986)
Civil Trial Advocate
By the National
Board of Trial Advocacy


                             February 22, 1996




Centennial America Fund, L.P.
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value limited partnership interests ("shares") of Centennial America Fund, L.P.
a Limited Partnership organized under the laws of the State of Delaware (the "Fund"), as counsel for the Fund, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

We are advised that during the fiscal year ended December 31, 1995, 32,032,009 shares of the Fund were sold in reliance on the registration of an indefinite number of shares pursuant to Rule
24f-2 of the Investment Company Act of 1940.

It is our opinion that the said shares sold by the Fund in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Fund.

Under Delaware law, as limited partners, shareholders of the Fund generally are not personally liable for debts and obligations of the Fund, a limited partnership. Limited partners may, under certain circumstances, be held personally liable as general partners for the obligations of the Fund. Limited partners may also, under limited circumstances, be required to return amounts previously distributed to them for the benefit of the Fund's creditors. The Agreement of Limited Partnership provides that no Limited Partner shall be liable for any debts or obligations of the Partnership and each Limited Partner shall be indemnified by the Partnership against any such liability; provided, however, that contributions of a Limited Partner and his share of any undistributed assets of the Partnership shall be subject to the risks of the operations of the Partnership and subject to the claims of the Partnership's creditors, and provided further, that after any Limited Partner has received the return of any part of his contribution or any distribution of assets of the Partnership, he will be liable to the Partnership for: (i) any money or other property wrongfully distributed to him; and (ii) any sum, not in excess of the amount of such distribution, necessary to discharge any liabilities of the Partnership to creditors who extended credit to the Partnership during the period before such returns or distributions were made, but only to the extent that the assets of the Partnership are not sufficient to discharge such liabilities. The Agreement provides that the obligation of a Limited Partner to return all or any part of a distribution made to him shall be the sole obligation of such Limited Partner and not of the General Partners. The Agreement further states that if an action is brought against a Limited Partner to satisfy an obligation of the Partnership, the Partnership, upon notice from the Limited Partner about the action, will either pay the claim itself or, if the Partnership believes the claim to be without merit, will undertake the defense of the claim itself.

                          Sincerely,

                          /s/ Allan B. Adams

                          Allan B. Adams
                          of MYER, SWANSON, ADAMS & WOLF, P.C.